UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2009

Check here if Amendment [     ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Montag & Caldwell, Inc.
Address:        3455 Peachtree Rd NE
                Suite 1200
                Atlanta, GA 30326

13F File Number:  028-00288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Rebecca M. Keister
Title:          Executive Vice President and Chief Compliance Officer
Phone:          404-836-7141
Signature, Place, and Date of Signing

Rebecca M. Keister,  Atlanta, GA   May 13, 2009


Report Type (Check only one.):

[     ]     13F HOLDINGS REPORT.

[     ]     13F NOTICE.

[  X  ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

13F File Number                  Name
-------------------------------  ----------------------------------
028-01190                        FRANK RUSSELL CO




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 102

Form 13F Information Table Value Total: 9,038,785 (x 1000)



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100   368700 7729557.000SH     SOLE              6444832.000       1284725.000
                                                             33056 693000.000SH      OTHER                                693000.000
Affiliated Managers            COM              008252108      233 5580.000 SH       SOLE                  830.000          4750.000
Air Prods & Chems Inc          COM              009158106      264 4700.000 SH       SOLE                  700.000          4000.000
Alberto Culver Co              COM              013078100      204 9040.000 SH       SOLE                 1340.000          7700.000
Allergan Inc                   COM              018490102   234610 4912285.000SH     SOLE              4101910.000        810375.000
                                                             21301 446000.000SH      OTHER                                446000.000
Ametek                         COM              031100100      286 9160.000 SH       SOLE                 1360.000          7800.000
Amphenol Corp                  COM              032095101      513 18000.000SH       SOLE                 6770.000         11230.000
Apple Inc                      COM              037833100   382107 3634969.000SH     SOLE              3030984.000        603985.000
                                                             34479 328000.000SH      OTHER                                328000.000
Bard C R Inc                   COM              067383109      353 4438.000SH        SOLE                  678.000          3760.000
Burger King Holdings, Inc.     COM              121208201      342 14890.000SH       SOLE                 2210.000         12680.000
CVS Caremark Corp              COM              126650100   172408 6271654.000SH     SOLE              5226829.000       1044825.000
                                                             16082 585000.000SH      OTHER                                585000.000
Cameron Int'l                  COM              13342B105   180769 8242958.000SH     SOLE              6865213.000       1377745.000
                                                             17062 778000.000SH      OTHER                                778000.000
Church & Dwight                COM              171340102      246 4710.000 SH       SOLE                  700.000          4010.000
Cisco Systems Inc              COM              17275R102     1260 75180.000SH       SOLE                 4080.000         71100.000
Citrix Sys Inc                 COM              177376100      272 12030.000SH       SOLE                 1790.000         10240.000
Coca-Cola Co                   COM              191216100   389667 8866144.000SH     SOLE              7400384.000       1465760.000
                                                             36171 823000.000SH      OTHER                                823000.000
Colgate-Palmolive Co           COM              194162103   222906 3779348.000SH     SOLE              3156072.000        623276.000
                                                             19876 337000.000SH      OTHER                                337000.000
Costco Wholesale Corp          COM              22160K105   263263 5683558.000SH     SOLE              4737529.000        946029.000
                                                             24086 520000.000SH      OTHER                                520000.000
Dentsply International Inc     COM              249030107      271 10100.000SH       SOLE                 1490.000          8610.000
Devon Energy Corp              COM              25179M103   113108 2530941.000SH     SOLE              2119286.000        411655.000
                                                              9966 223000.000SH      OTHER                                223000.000
Dick's Sporting Goods Inc      COM              253393102      249 17420.000SH       SOLE                 2590.000         14830.000
Ecolab Inc                     COM              278865100      341 9824.000SH        SOLE                 1484.000          8340.000
Emerson Elec Co                COM              291011104   148944 5211457.000SH     SOLE              4344947.000        866510.000
                                                             13290 465000.000SH      OTHER                                465000.000
Expeditors Int'l Wash Inc      COM              302130109      242 8560.000 SH       SOLE                 1270.000          7290.000
Exxon Mobil Corp               COM              30231G102     1074 15778.000SH       SOLE                15778.000
FactSet Research Systems Inc   COM              303075105      366 7320.000 SH       SOLE                 1090.000          6230.000
Fastenal Co                    COM              311900104      264 8210.000 SH       SOLE                 1220.000          6990.000
F5 Networks                    COM              315616102      254 12110.000SH       SOLE                 1810.000         10300.000
Fiserv Inc                     COM              337738108      385 10550.000SH       SOLE                 1580.000          8970.000
Fluor Corp                     COM              343412102   259372 7507135.000SH     SOLE              6265185.000       1241950.000
                                                             23943 693000.000SH      OTHER                                693000.000
Gamestop Corp   CL A           COM              36467W109      304 10838.000SH       SOLE                 1648.000          9190.000
Genentech, Inc.                COM              368710406      405 4261.000SH        SOLE                 4261.000             0.000
Gilead Sciences Inc            COM              375558103   341304 7368390.000SH     SOLE              6147455.000       1220935.000
                                                             30201 652000.000SH      OTHER                                652000.000
Google Inc Cl A                COM              38259P508   390301 1121362.000SH     SOLE               935434.000        185928.000
                                                             36372 104500.000SH      OTHER                                104500.000
Halliburton Co                 COM              406216101   144952 9369896.000SH     SOLE              7816562.000       1553334.000
                                                             13505 873000.000SH      OTHER                                873000.000
Hewlett Packard Co             COM              428236103   337411 10524348.000SH    SOLE              8788256.000       1736092.000
                                                             29976 935000.000SH      OTHER                                935000.000
International Business Machine COM              459200101      348 3593.000SH        SOLE                 3593.000             0.000
Jacobs Engr Group Del          COM              469814107      353 9150.000SH        SOLE                 5850.000          3300.000
Johnson & Johnson              COM              478160104     1332 25326.000SH       SOLE                17626.000          7700.000
Johnson Controls Inc           COM              478366107     1127 93900.000SH       SOLE                92900.000          1000.000
Juniper Networks, Inc.         COM              48203R104   188575 12529899.000SH    SOLE             10432304.000       2097595.000
                                                             16104 1070000.000SH     OTHER                               1070000.000
L-3 Communicatns Hldgs         COM              502424104      269 3970.000 SH       SOLE                  590.000          3380.000
McDonald's Corp                COM              580135101   364713 6683393.000SH     SOLE              5574102.000       1109291.000
                                                             31105 570000.000SH      OTHER                                570000.000
Medtronic Inc                  COM              585055106      697 23650.000SH       SOLE                10950.000         12700.000
Microsoft Corp                 COM              594918104      837 45538.000SH       SOLE                45538.000             0.000
Monsanto Co                    COM              61166W101   270744 3258051.000SH     SOLE              2716816.000        541235.000
                                                             24265 292000.000SH      OTHER                                292000.000
NetApp Inc.                    COM              64110D104      275 18550.000SH       SOLE                 2760.000         15790.000
Nike Inc Class B               COM              654106103   272129 5803581.000SH     SOLE              4862435.000        941146.000
                                                             24899 531000.000SH      OTHER                                531000.000
Nokia Corp Sponsored ADR       COM              654902204      153 13100.000SH       SOLE                13100.000
Occidental Petroleum Corp.     COM              674599105   235005 4222915.000SH     SOLE              3520435.000        702480.000
                                                             21147 380000.000SH      OTHER                                380000.000
Oceaneering International Inc  COM              675232102      252 6840.000 SH       SOLE                 1010.000          5830.000
O Reilly Automotive            COM              686091109      371 10600.000SH       SOLE                 1580.000          9020.000
Pepsico Inc                    COM              713448108   262737 5103660.000SH     SOLE              4257475.000        846185.000
                                                             23166 450000.000SH      OTHER                                450000.000
Procter & Gamble Co            COM              742718109   228097 4843853.000SH     SOLE              4040088.000        803765.000
                                                             20484 435000.000SH      OTHER                                435000.000
Qualcomm Inc                   COM              747525103   401601 10321265.000SH    SOLE              8602037.000       1719228.000
                                                             36264 932000.000SH      OTHER                                932000.000
Research In Motion             COM              760975102   235557 5464109.000SH     SOLE              4632161.000        831948.000
                                                             23495 545000.000SH      OTHER                                545000.000
Roper Industries               COM              776696106      312 7340.000 SH       SOLE                 1090.000          6250.000
Schering Plough Corp           COM              806605101   377527 16030878.000SH    SOLE             13463853.000       2567025.000
                                                             35372 1502000.000SH     OTHER                               1502000.000
Schlumberger                   COM              806857108   309599 7621848.000SH     SOLE              6350813.000       1271035.000
                                                             26119 643000.000SH      OTHER                                643000.000
Schwab Charles                 COM              808513105   361713 23336326.000SH    SOLE             19447401.000       3888925.000
                                                             32318 2085000.000SH     OTHER                               2085000.000
Smith Int'l                    COM              832110100      663 30868.000SH       SOLE                23548.000          7320.000
Southwestern Energy            COM              845467109      245 8258.000SH        SOLE                 1268.000          6990.000
Stryker Corp                   COM              863667101   209350 6150130.000SH     SOLE              5139378.000       1010752.000
                                                             18722 550000.000SH      OTHER                                550000.000
TJX Cos Inc                    COM              872540109      356 13890.000SH       SOLE                 2060.000         11830.000
Varian Medical Systems Inc     COM              92220P105      248 8153.000SH        SOLE                 1223.000          6930.000
Visa Inc-Class A Shares        COM              92826C839   267553 4812100.000SH     SOLE              4012720.000        799380.000
                                                             24186 435000.000SH      OTHER                                435000.000
Wal-Mart Stores Inc            COM              931142103   338893 6504660.000SH     SOLE              5420700.000       1083960.000
                                                             30479 585000.000SH      OTHER                                585000.000
Waters Corp                    COM              941848103      219 5920.000 SH       SOLE                  880.000          5040.000
Xilinx Inc                     COM              983919101      685 35770.000SH       SOLE                17230.000         18540.000
Lazard LTD - CL A              COM              G54050102      298 10150.000SH       SOLE                 1500.000          8650.000
PartnerRe Ltd.                 COM              G6852T105      231 3720.000 SH       SOLE                  560.000          3160.000
Core Laboratories N. V.        COM              N22717107      280 3825.000 SH       SOLE                  575.000          3250.000